Supplementary information, Analysis of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Analysis of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	$ 3,001.0	$ 3,348.4		$ 4,754.4
Total Revenue	3,001.0	3,348.4	[1]	4,754.4 [2]
Maintenance [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	1,920.8	2,051.6		2,818.9
SaaS & Other Recurring [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	245.3	278.9		365.1
Licence [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	646.5	800.0		1,206.1
Consulting [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	188.4	217.9		364.3
Recognized over time [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	2,166.1	2,330.5		3,184.0
Recognized over time [Member] | Maintenance [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	1,920.8	2,051.6		2,818.9
Recognized over time [Member] | SaaS & Other Recurring [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	245.3	278.9		365.1
Recognized at point in time [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	834.9	1,017.9		1,570.4
Recognized at point in time [Member] | Licence [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	646.5	800.0		1,206.1
Recognized at point in time [Member] | Consulting [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	$ 188.4	$ 217.9		$ 364.3

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.